SALARIES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Analysis of income and expense [abstract]
Salaries and benefits	R$ 564,228	R$ 533,713
Extraordinary bonus	155	0
Total	R$ 564,383	R$ 533,713